Leases - Schedule of Operating and Finance Lease Cost and Cash Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease cost	$ 73	$ 75
Finance lease cost
Amortization of right-of-use assets	5	5
Interest	3	3
Short-term lease cost	11	14
Operating lease cash paid	72	76
Finance lease cash paid	$ 15	$ 7